Investment in affiliates (Tables)	12 Months Ended
Dec. 31, 2020
Investment in affiliates
Schedule of balances of investment in affiliates

	As of December 31
	2019		2020		2020
	RMB	%	RMB	%	USD	%
Private equity funds that the Company serves as general partner or fund manager (1)	75,750,152	—	75,128,668	—	11,513,972	—
Changjiang Jupai (Shanghai) Finance Consulting Co., Ltd. (“Changjiang Jupai”)	11,449,125	25.0%	11,625,259	25.0%	1,781,649	25.0%
Shanghai Wuling Investment Center (“Wuling Center”)	7,763,915	1.2%	7,150,520	1.2%	1,095,865	1.2%
Shanghai Guochen Equity Management Co., Ltd. (“Guochen”)	3,398,720	8.3%	3,228,549	8.3%	494,797	8.3%
Shanghai Juzhi Investment Management Co., Ltd. (“Juzhi”)	2,680,206	50.0%	1,630,592	50.0%	249,899	50.0%
Shanghai Jucheng Zhidi Co., Ltd (“Jucheng Zhidi”) (2)	4,910,260	2.0%	—	—	—	—
Others (3)	1,588,622	—	1,578,321	—	241,888	—
Total investments	107,541,000		100,341,909		15,378,070

(1)  Shanghai Juxiang and Scepter invested in private equity funds of funds that the Group serves as general partner or fund manager. Shanghai Juxiang and Scepter held no more than 4% equity interest in these private equity funds of funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Company can exercise significant influence on these investees in the capacity of general partner or fund manager.

(2)  The Group invested RMB5,000,000 for 2% equity interest in Shanghai Jucheng Zhidi Co., Ltd in 2019 and accounted for the investment with equity method accounting. The main operating business is real estate development and management. The Group disposed of the entire investment in July 2020 for RMB5.0 million (USD0.77 million).

(3)  In addition to the above, the Group also held investments in several fund management companies, none of which is individually material.